Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement

	Statement of Operations
	Industrial Activities			Financial Services
	2014	2013	2012	2014	2013	2012
	(in millions, except share data)
Revenues
Net sales	$31,198	$32,661	$31,566	$—	$—	$—
Finance and interest income	258	271	268	1,828	1,679	1,698
Total Revenues	$31,456	$32,932	$31,834	$1,828	$1,679	$1,698
Costs and Expenses
Cost of goods sold	$25,536	$26,580	$25,606	$—	$—	$—
Selling, general & administrative expenses	2,568	2,764	2,604	357	330	432
Research and development expenses	1,106	1,222	1,129	—	—	—
Restructuring expenses	184	71	231	—	—	—
Interest expense	857	799	763	705	658	700
Interest compensation to Financial Services	357	352	344	—	—	—
Other, net	290	251	195	235	210	181
Total Costs and Expenses	30,898	32,039	30,872	1,297	1,198	1,313
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	558	893	962	531	481	385
Income taxes	280	518	401	187	153	163
Equity income of unconsolidated subsidiaries and affiliates	68	110	80	18	15	13
Results from intersegment investments	362	343	235	2	(1)	—
Net Income	$708	$828	$876	$364	$342	$235

Supplemental Information of Balance Sheet
	Balance Sheets
	Industrial Activities		Financial Services
	2014	2013	2014	2013
	(in millions, except share data)
ASSETS
Cash and cash equivalents	$4,122	$4,010	$1,041	$1,557
Restricted cash	1	—	977	922
Trade receivables	1,025	1,338	92	88
Financing receivables	4,767	5,826	22,717	23,640
Inventories, net	6,845	7,314	163	96
Property, plant and equipment, net	6,862	7,085	3	5
Investments in unconsolidated subsidiaries and affiliates	3,063	3,049	136	129
Equipment under operating leases	20	34	1,498	1,025
Goodwill	2,324	2,340	160	164
Other Intangible assets, net	828	796	22	14
Deferred tax assets	1,508	1,437	239	242
Derivative assets	198	254	9	10
Other assets	1,502	1,884	781	1,040
TOTAL ASSETS	$33,065	$35,367	$27,838	$28,932
LIABILITIES AND EQUITY
Debt	$11,520	$11,948	$24,086	$25,408
Trade payables	5,850	7,162	197	273
Deferred tax liabilities	202	225	250	160
Pension, postretirement and other post employment benefits	2,594	2,419	20	8
Derivative liability	221	78	16	19
Other liabilities	7,701	8,568	675	531
TOTAL LIABILITIES	$28,088	$30,400	$25,244	$26,399
Equity	4,961	4,955	2,594	2,533
Redeemable noncontrolling interest	16	12	—	—
TOTAL EQUITY AND LIABILITIES	$33,065	$35,367	$27,838	$28,932

Supplemental Information of Cash Flow
	Cash Flow Statements
	Industrial Activities			Financial Services
	2014	2013	2012	2014	2013	2012
	(in millions)
Operating activities:
Net income	$708	$828	$876	$364	$342	$235
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	725	686	673	6	4	4
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	257	286	229	152	127	133
Loss (gain) from disposal of assets	(1)	25	25	9	—	(3)
Undistributed income of unconsolidated subsidiaries	(181)	(108)	(151)	(20)	(8)	(6)
Other non cash items	101	72	180	153	124	218
Changes in operating assets and liabilities:
Provisions	110	104	72	11	3	7
Deferred income taxes	(110)	(62)	(22)	71	3	12
Trade and financing receivables related to sales, net	285	306	85	(1,101)	(943)	(1,149)
Inventories, net	(187)	(1,225)	(103)	15	20	—
Trade payables	(790)	903	(255)	(66)	39	6
Other assets and liabilities	(104)	395	(29)	434	(129)	(128)
Net cash provided (used) by operating activities	813	2,210	1,580	28	(418)	(671)
Investing activities:
Additions to retail receivables	—	—	—	(6,467)	(7,511)	(7,048)
Collections of retail receivables	—	—	—	6,506	6,043	6,175
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	25	7	99	—	—	32
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	319	194	181	258	272	231
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(1,005)	(1,220)	(1,042)	(17)	(7)	(6)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(797)	(805)	(709)	(1,017)	(634)	(477)
Other	498	525	(2,334)	(275)	(663)	2,076
Net cash (used) provided by investing activities	(960)	(1,299)	(3,805)	(1,012)	(2,500)	983
Financing activities:
Proceeds from long-term debt	3,356	1,339	1,879	14,021	11,125	9,485
Payments of long-term debt	(2,145)	(2,049)	(660)	(13,178)	(7,939)	(8,845)
Net increase (decrease) in other financial liabilities	(198)	265	10	(127)	249	(667)
Dividends paid	(382)	(368)	(616)	(160)	(270)	(67)
Other	18	(6)	13	13	11	225
Net cash (used) provided by financing activities	649	(819)	626	569	3,176	131
Effect of foreign exchange rate changes on cash and cash equivalents	(390)	28	7	(101)	(10)	(7)
Increase (decrease) in cash and cash equivalents	112	120	(1,592)	(516)	248	436
Cash and cash equivalents, beginning of year	4,010	3,890	5,482	1,557	1,309	873
Cash and cash equivalents, end of year	$4,122	$4,010	$3,890	$1,041	$1,557	$1,309